Related party transactions - Balances and Transactions With Fellow Lloyds Banking Group Undertakings (Details) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023
Assets, included within:
Financial assets at fair value through profit or loss	£ 2,265	£ 1,862
Derivative financial instruments	2,688	3,165
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	789	840
Liabilities, included within:
Due to fellow Lloyds Banking Group undertakings	5,168	2,932
Derivative financial instruments	3,980	4,307
Debt securities in issue at amortised cost	48,725	52,449
Subordinated liabilities	6,764	6,935
Related parties | Parent and other members of the group
Assets, included within:
Financial assets at fair value through profit or loss	0	1
Derivative financial instruments	1,149	1,137
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	789	840
Liabilities, included within:
Due to fellow Lloyds Banking Group undertakings	5,168	2,932
Derivative financial instruments	892	953
Debt securities in issue at amortised cost	19,922	18,131
Subordinated liabilities	£ 6,926	£ 6,919